GOODWILL (Details Textual) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2017	Jun. 30, 2016	Jun. 30, 2015
Goodwill [Line Items]
Goodwill	$ 47,326	$ 59,847	$ 59,918
Goodwill, Impairment Loss	11,211	0	$ 1,855
Concord Corporation Pte Ltd [Member]
Goodwill [Line Items]
Goodwill	24,595	25,111
Concord [Member]
Goodwill [Line Items]
Goodwill	11,488	$ 23,258
Goodwill, Impairment Loss	$ 11,211
Fair Value Inputs, Terminal Value Growth Rate	2.00%	2.00%
Maximum [Member] | Concord [Member]
Goodwill [Line Items]
Fair Value Inputs, Discount Rate	16.90%
Minimum [Member] | Concord [Member]
Goodwill [Line Items]
Fair Value Inputs, Discount Rate	12.70%
Discount Rate [Member] | Concord [Member]
Goodwill [Line Items]
Percentage Of Goodwill Increase	1.00%
Percentage Of Goodwill Decrease	1.00%
Discount Rate [Member] | Maximum [Member] | Concord [Member]
Goodwill [Line Items]
Goodwill, Period Increase (Decrease)	$ 1,187
Discount Rate [Member] | Minimum [Member] | Concord [Member]
Goodwill [Line Items]
Goodwill, Period Increase (Decrease)	$ 1,383
Terminal Value Growth Rate [Member] | Concord [Member]
Goodwill [Line Items]
Percentage Of Goodwill Increase	1.00%
Percentage Of Goodwill Decrease	1.00%
Terminal Value Growth Rate [Member] | Maximum [Member] | Concord [Member]
Goodwill [Line Items]
Goodwill, Period Increase (Decrease)	$ 562
Terminal Value Growth Rate [Member] | Minimum [Member] | Concord [Member]
Goodwill [Line Items]
Goodwill, Period Increase (Decrease)	$ 498